INCOME TAXES - ALTERNATIVE MINIMUM TAX (AMT) CREDIT (Details) $ in Millions	Dec. 31, 2019 USD ($)
Tax Credit Carryforward [Line Items]
Current year recoverable	$ 0.9
Deferred tax asset (DTA)	0.9
Amounts Recovered	0.9
Adjustments	0.0
Reduction for Sequestration	0.0
Nonadmltted by Reporting Entity	0.9
Reporting Entity Ending Balance	$ 0.0